BlackRock Advantage Global Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock Sustainable Total Return Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock EuroFund

BlackRock FundsSM

BlackRock Sustainable Advantage Emerging Markets Equity Fund

BlackRock Sustainable Advantage International Equity Fund

BlackRock Advantage International Fund

BlackRock Defensive Advantage Emerging Markets Fund

BlackRock Defensive Advantage International Fund

BlackRock Energy Opportunities Fund

BlackRock Global Equity Absolute Return Fund

BlackRock Global Impact Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock International Impact Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Factor Fund

BlackRock U.S. Impact Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Global Dividend Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Retirement Income 2030 Fund

BlackRock Retirement Income 2040 Fund

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

iShares MSCI Total International Index Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Sustainable Advantage CoreAlpha Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Floating Rate Income Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Income Fund

BlackRock Sustainable Emerging Markets Bond Fund

BlackRock Sustainable Emerging Markets Flexible Bond Fund

BlackRock Funds VI

BlackRock Advantage CoreAlpha Bond Fund

BlackRock Funds VII, Inc.

BlackRock Sustainable International Equity Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Global Allocation Portfolio

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock International Index V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2022

to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date

Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:

The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s]—Investment Risks—Principal Risks of Investing in the [Fund[s]] [the Underlying Funds] [the Underlying ETFs]” or “Details About the Fund—A Further Discussion of Risk Factors—Principal Risks of the Underlying Funds,” as applicable, is amended to delete the sub-secton entitled “European Economic Risk” and to replace it with the following:

European Economic Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Shareholders should retain this Supplement for future reference.

PR2-EURO-0222SUP

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